Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans And Borrowings
Schedule of loans and financing

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.22	Reclassification (5)	Borrowing	Amortization	Interest paid	Interest accrued (3)	Exchange rate variation	12.31.23
Local currency
Working capital	Fixed / CDI	12.28% (10.72% on 12.31.22)	0.65	409,186	-	740,000	(390,582)	(37,352)	56,276	-	777,528
Certificate of agribusiness receivables (4)	IPCA	10.86% (11.80% on 12.31.22)	-	999,646	-	-	(1,018,131)	(91,121)	109,606	-	-
Export credit facility	CDI	13.26% (9.05% on 12.31.22)	3.67	3,613,555	(2,019,866)	-	-	(234,038)	223,946	-	1,583,597
Debentures	CDI / IPCA	10.94% (12.09% on 12.31.22)	5.75	5,940,146	-	-	-	(441,639)	1,135,927	-	6,634,434

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.22)	-	5,286	-	100,195	(98,877)	(832)	832	-	6,604
				10,967,819	(2,019,866)	840,195	(1,507,590)	(804,982)	1,526,587	-	9,002,163

Foreign currency
Bonds	Fixed / FX USD	5.15% (4.91% on 12.31.22)	14.30	11,902,290	-	-	(3,672,960)	(606,725)	663,684	(726,727)	7,559,562
Export credit facility	Fixed /SOFR / FX USD	5.49% (7.10% on 12.31.22)	3.23	132,887	2,019,866	1,006,496	(534,993)	(156,178)	126,784	(158,211)	2,436,651
Advances for foreign exchange rate contracts	Fixed / FX USD	7.10% (0.00% on 12.31.22)	0.23	-	-	306,684	(153,684)	(4,304)	19,122	(9,398)	158,420
Working capital	Fixed / EIBOR3M + 1,8% FX TRY, AED and USD	13.13% (16.83% on 12.31.22)	1.84	514,004	-	1,683,112	(1,020,713)	(107,636)	122,454	(252,469)	938,752

				12,549,181	2,019,866	2,996,292	(5,382,350)	(874,843)	932,044	(1,146,805)	11,093,385
				23,517,000	-	3,836,487	(6,889,940)	(1,679,825)	2,458,631	(1,146,805)	20,095,548

Current				3,879,874							2,451,838
Non-current				19,637,126							17,643,710

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	Includes interest amounts, monetary restatement of the principal coupon and mark-to-market for debts hedged object to fair value hedge protection.
(4)	The Certificates of Agribusiness Receivables (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(5)	The Company, reclassified the export credit facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.21	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.22
Local currency
Working capital	Fixed / CDI	10.72% (5.24% on 12.31.21)	0.6	406,962	386,844	(392,684)	(18,473)	26,902	(365)	409,186
Certificate of agribusiness receivables	IPCA	11.80% (16.57% on 12.31.21)	1.0	967,948	(242)	-	(86,620)	118,560	-	999,646
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	(3.12% on 12.31.21)	-	7,679	-	(6,328)	(1,472)	121	-	-
Debentures	CDI / IPCA	12.09% (15.54% on 12.31.21)	8.5	4,210,015	1,649,905	(70,000)	(258,593)	408,819	-	5,940,146
Export credit facility	Fixed / CDI	9.05% (10.87% on 12.31.21)	5.3	3,516,273	637,000	(415,706)	(272,642)	290,544	(141,914)	3,613,555

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.21)	-	3,601	100,326	(98,667)	(827)	853	-	5,286
				9,112,478	2,773,833	(983,385)	(638,627)	845,799	(142,279)	10,967,819

Foreign currency
Bonds	Fixed / FX USD and EUR	4.91% (4.82% on 12.31.21)	11.0	15,544,012	-	(2,416,162)	(793,711)	724,476	(1,156,325)	11,902,290
Export credit facility	Fixed / LIBOR / FX USD	7.10% (3.43% on 12.31.21)	0.2	311,385	-	(170,051)	(7,119)	7,609	(8,937)	132,887
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	3,103	-	(2,766)	-	(53)	(284)	-
Working capital	Fixed / FX TRY and USD	16.83% (13.35% on 12.31.21)	0.7	485,052	618,780	(412,058)	(78,844)	74,581	(173,507)	514,004

				16,343,552	618,780	(3,001,037)	(879,674)	806,613	(1,339,053)	12,549,181
				25,456,030	3,392,613	(3,984,422)	(1,518,301)	1,652,412	(1,481,332)	23,517,000

Current				3,203,068						3,879,874
Non-current				22,252,962						19,637,126

(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.

Schedule of guarantees

	12.31.23	12.31.22
Total loans and borrowings	20,095,548	23,517,000
Mortgage guarantees
Related to tax incentives and other	6,604	5,286

[custom:DisclosureOfRepurchasedSeniorNotesExplanatory]

Instrument	Currency	Maturity	Notional repurchased		Outstanding notional (1)
			(loan currency)	(Reais) (2)	(loan currency)	(Reais) (3)

BRF S.A. - BRFSBZ 4.75	USD	2024	295,363	1,521,887	-	-
BRF S.A. - BRFSBZ 4.35	USD	2026	200,000	984,580	299,282	1,448,914

(1)	Outstanding notional after the tender offer.
(2)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date of the repurchase.
(3)	Represented by the amount in the original loan currency, translated by the foreign exchange rate at the settlement date 12.31.23.